Convertible Promissory Notes and Warrant Agreements	6 Months Ended	12 Months Ended
	Jun. 30, 2018	Dec. 31, 2017
Short-Term Promissory Notes, Unsecured Loans and Advances\Convertible Promissory Notes and Warrant Agreements [Abstract]
Convertible Promissory Notes and Warrant Agreements

NOTE 8 – Convertible Promissory Notes and Warrant Agreements

	As of June 30, 2018	As of December 31, 2017
2016 convertible promissory notes, net of discounts	$1,613,207	$1,543,652
2017 convertible promissory notes, net of discounts	1,073,553	504,465
Accrued interest	234,450	120,223
Total	2,921,210	2,168,340
Current portion	(1,129,781)	(2,168,340)
Long-term portion	$1,791,429	$—

2016 Convertible Promissory Notes

From November 2016 to June 2017, the Company issued convertible promissory notes (the “Convertible Notes”) and common stock purchase warrants (the “Warrants”) in an aggregate principal amount of $1,625,120 and entered into subscription agreements with subscribers (the “2016 Private Placement”). The Company amended the Convertible Notes in December 2016 and November 2017 and the Warrants in June 2017 and November 2017 to, among other things, change the terms of the underlying Warrants that include the removal of down-round pricing protection provisions as described more fully below. See Note 14 – Subsequent Events with regard to the conversion of the Convertible Notes into shares of common stock, the corresponding extinguishment of the Convertible Notes and the issuance of amended and restated warrants on July 2, 2018.

The Convertible Notes were unsecured. The Convertible Notes accrued interest at a fixed rate of 8 percent per annum and required the Company to repay the principal and accrued and unpaid interest thereon at the earlier of July 31, 2018 or the consummation of the next equity or equity-linked round of financing resulting in more than $3.0 million in gross proceeds (a “Qualified Financing”). If a Qualified Financing had occurred before July 31, 2018, the outstanding principal and accrued and unpaid interest on the Convertible Notes would have automatically converted into the securities issued by the Company in such financing based on the greater number of securities resulting from either the outstanding principal and accrued interest on the Convertible Notes divided by $1.80, or the outstanding principal and accrued interest on the Convertible Notes multiplied by 1.25, divided by the price paid per security in the Qualified Financing. If the Company failed to complete a Qualified Financing by July 31, 2018, the Convertible Notes would have been immediately due and payable on such date.

If a change of control transaction or initial public offering occurred prior to a Qualified Financing, the Convertible Notes would have, at the election of the holders of a majority of the outstanding principal of the Convertible Notes, either been payable on demand as of the closing date of such transaction, or been convertible into shares of common stock immediately prior to such transaction at a price per share equal to the lesser of the per share value as determined by the Board as if in connection with the granting of stock-based compensation, or in a private sale to a third party in an arms-length transaction, or at the per share consideration to be paid in such transaction. Change of control means a merger or consolidation with another entity in which the Company’s stockholders do not own more than 50 percent of the outstanding voting power of the surviving entity or the disposition of all or substantially all of the assets of the Company.

Prior to the June 2017 amendment, the Warrants granted holders the option to purchase either (i) if exercised after conversion of the Convertible Notes, the number of shares equal to the number of shares received by the holders upon the conversion of the Convertible Notes, or (ii) if exercised prior to conversion of the Convertible Notes, the number of shares of common stock equal to the outstanding principal and accrued interest on the Convertible Note held by such warrant holder divided by $1.80. The Warrants were immediately exercisable on the date of issuance and would have expired on November 21, 2021. In June 2017, however, the Company amended the terms of the Warrants under the Convertible Notes to be exercisable only in the event of conversion of the outstanding principal and accrued interest on the related Convertible Notes. The amount of warrant shares to be issued became contingent and were based on the number of shares of common stock received by the holder of the Convertible Notes upon conversion of such holder’s Convertible Notes, and at an exercise price equal to the same price per share of the securities issued in the Qualified Financing. The Warrants would have expired on November 21, 2021 in the event of a Qualified Financing or would have expired unissued if the notes were not converted.

The Warrants were deemed to be a free-standing instrument and were accounted for as a liability given the variable number of shares issuable in connection with a possible change of control conversion event. A Monte Carlo simulation model was used to estimate the aggregate fair value of the Warrants. Input assumptions used were as follows: risk-free interest rate of 2.65 and 2.08 percent as of June 30, 2018 and December 31, 2017, respectively; expected volatility of 50 percent as of June 30, 2018 and December 31, 2017; expected life of 3.39 and 3.89 years as of June 30, 2018 and December 31, 2017, respectively; and expected dividend yield of 0 percent as of June 30, 2018 and December 31, 2017. The underlying stock price used in the analysis was on a non-marketable basis and was according to a separate independent third-party valuation analysis since there was no active trading market for the Company’s common stock. The Convertible Note proceeds assigned to the Warrants were zero and $440,919 during the six months ended June 30, 2018 and 2017, respectively, which represented their fair value at issuance, and were discounted from the Convertible Notes and reflected as a warrant liability. The discount was amortized to interest expense over the original term of the Convertible Notes using the straight-line method which approximated the effective interest method and was fully amortized by December 31, 2017. The amortization expense was $198,295 and $317,157 for the three and six months ended June 30, 2017, respectively. The Company also recorded the fair value changes of the warrant liability associated with the Convertible Notes in the condensed consolidated statements of operations which amounted to an expense of $116,111 and benefit of $(19,038) for the three months ended June 30, 2018 and 2017, respectively, and a benefit of $(14,865) and $(19,253) for the six months ended June 30, 2018 and 2017, respectively.

The November 2017 amendment resulted in a substantial modification to the original Convertible Notes whereby the maturity date was extended, and the terms associated with the Warrants were revised. The fair value of the underlying convertible notes was $97,223 lower than the carrying value of the Convertible Notes on the date of the modification. The $97,223 difference was recorded as a discount to the debt and was being amortized over the amended term of the Convertible Notes. The amortization recorded during the three months ended June 30, 2018 and 2017 was $34,970 and zero, respectively, and $69,555 and zero during the six months ended June 30, 2018 and 2017, respectively.

At the time of their issuance, the Convertible Notes contained a 125% conversion premium in the event that a Qualified Financing occurs at a price under $2.25 per common share. The Company determined that the redemption feature under the Convertible Notes qualified as an embedded derivative and was separated from its debt host. The bifurcation of the embedded derivative from its debt host resulted in a discount to the Convertible Notes in the amount of zero and $213,961 during the six months ended June 30, 2018 and 2017, respectively. The discount was being amortized to interest expense over the original term of the Convertible Notes using the straight-line method which approximates the effective interest method and was fully amortized by December 31, 2017. The amortization expense was $86,163 and $133,481 for the three and six months ended June 30, 2017, respectively. The embedded derivative was accounted for separately on a fair market value basis. The Company recorded the fair value changes of the premium debt conversion derivative associated with the Convertible Notes in the condensed consolidated statements of operations for a benefit of $(313,303) and an expense of $74,623 for the three months ended June 30, 2018 and 2017, respectively, and a benefit of $(310,637) and an expense of $74,806 for the six months ended June 30, 2018 and 2017, respectively.

In connection with the Convertible Notes, the Company incurred issuance costs in the amount of $151,915, which included (i) a placement agent cash fee, which was $113,610 for the Convertible Notes issued through June 19, 2017 (ii) the obligation to issue a warrant to the placement agent (the “placement agent warrant”) which would have had an exercise price of $2.00 per share of common stock with a total fair value of $4,855 on date of Convertible Note issuance, and (iii) legal expenses of $33,450. The placement agent warrant was issuable at the time the private placement transaction closed which had not occurred as of June 30, 2018. The placement agent warrant was also immediately exercisable on the date of issuance and would have expired five years following the date of issuance. The placement agent was to receive a placement agent warrant to purchase shares of common stock in an amount equal to 8% of the common stock (or common stock equivalents) purchased by investors in the event that the 2016 Private Placement transaction was fully subscribed. As of June 30, 2018 and December 31, 2017, the Company accrued for the estimated obligation to issue a placement agent warrant for the purchase of approximately 63,000 shares of common stock had the 2016 Private Placement been fully subscribed. The Company recorded an issuance cost discount to the Convertible Notes in the amount of zero and $39,781 during the six months ended June 30, 2018 and 2017, respectively, and was fully amortized by December 31, 2017. During the three and six months ending June 30, 2017, $19,506 and $31,867 was amortized to interest expense, respectively. The balance of the issuance costs in the amount of $22,316 and $38,119 was attributed to the Warrants and was immediately recorded as interest expense upon issuance during the three and six months ended June 30, 2017, respectively.

Effective as of July 2, 2018, the Company entered into a debt conversion agreement with each of the Convertible Note subscribers to convert the outstanding principal and accrued and unpaid interest under the Convertible Notes into shares of Common Stock, to cancel and extinguish the Convertible Notes and amend and restate the Warrants. See Note 14 – Subsequent Events for additional information on the conversion.

2017 Convertible Notes

On October 4, 2017, the Company initially entered into a subscription agreement with certain investors (the “Subscribers”), pursuant to which the Company, in a private placement (the “Private Placement”), agreed to issue and sell to the Subscribers 8% convertible promissory notes (each, a “Note” and collectively, the “2017 Convertible Notes”) and warrants (the “New Warrants”) to purchase shares of the Company’s capital stock in the event of a conversion event. The number of shares and pricing per share of the New Warrants are based on the underlying conversion event and are exercisable for five years commencing on the triggering conversion event. The subscription agreement, the 2017 Convertible Notes and New Warrants were amended on December 14, 2017 to move up the maturity date of the 2017 Convertible Notes from October 4, 2022 to December 31, 2018, remove subordination provisions and simplify the conversion provision of the 2017 Convertible Notes in the event of a qualified financing as described more fully below, to modify the exercise price of the New Warrants and to increase the authorized subscription amount to $1,500,000. In May 2018, the Board approved an increase in the authorized subscription from $1,500,000 to $2,000,000 and extended the offering period from the five month anniversary of the initial closing to the eight month anniversary of the initial closing. The initial closing of the Private Placement was consummated on October 4, 2017, and the Company entered into additional subscription agreements and issued 2017 Convertible Notes in an aggregate principal amount of $1,540,000 to the Subscribers through June 30, 2018.

The 2017 Convertible Notes bear interest at a fixed rate of 8% per annum and require the Company to repay the principal and accrued and unpaid interest thereon on December 31, 2018 (the “2017 Convertible Notes Maturity Date”). If the Company consummates an equity round of financing resulting in more than $3 million in gross proceeds before December 31, 2018 (the “2017 Convertible Notes Qualified Financing”), the outstanding principal and accrued and unpaid interest on the 2017 Convertible Notes shall automatically convert into the securities issued by the Company in the 2017 Convertible Notes Qualified Financing equal to the outstanding principal and accrued interest on the 2017 Convertible Notes divided by 80% of the price per share of the securities issued by the Company in the 2017 Convertible Notes Qualified Financing. The New Warrants also become exercisable upon a 2017 Convertible Notes Qualified Financing for an amount of shares equal to the number of shares received by the holder in the 2017 Convertible Notes Qualified Financing at the same price per share of the securities issued in the 2017 Convertible Notes Qualified Financing.

Prior to the December 2017 amendment, if the Company had raised more than $3,000,000 in an equity financing before October 4, 2022, the outstanding principal and accrued and unpaid interest on the 2017 Convertible Notes would have automatically converted into the securities issued by the Company in such financing based on the greater number of such securities resulting from either (i) the outstanding principal and accrued interest on the 2017 Convertible Notes divided by $2.25 or (ii) the outstanding principal and accrued interest on the 2017 Convertible Notes multiplied by 1.25, divided by the price paid per security in such financing. The New Warrants would have also become exercisable in conjunction with the 2017 Convertible Notes Qualified Financing.

Lastly, if a change of control transaction occurs prior to the earlier of a 2017 Convertible Notes Qualified Financing or the 2017 Convertible Notes Maturity Date, the 2017 Convertible Notes would, at the election of the holders of a majority of the outstanding principal of the 2017 Convertible Notes, either become payable on demand as of the closing date of such transaction, or become convertible into shares of common stock immediately prior to such transaction at a price per share equal to the lesser of (i) the per share value of the common stock as determined by the Board as if in connection with the granting of stock based compensation or in a private sale to a third party in an arms-length transaction or (ii) at the per share consideration to be paid in such transaction. Change of control means a merger or consolidation with another entity in which the Company’s stockholders do not own more than 50% of the outstanding voting power of the surviving entity or the disposition of all or substantially all of the Company’s assets. The New Warrants also become exercisable upon a change of control transaction for an amount of shares equal to the number of shares received by the holder upon conversion in connection with such transaction at the same price per share that the 2017 Convertible Notes converted in the change of control transaction.

The December 2017 amendment resulted in a substantial modification to the original 2017 Convertible Notes whereby the maturity date was moved up to December 2018 from October 2022 and the terms associated with the embedded features were revised as described previously. The fair value of the underlying Convertible Notes was $27,371 lower than the face amount of the 2017 Convertible Notes. The $27,371 difference was recorded as a discount to the debt and is being amortized over the amended term of the 2017 Convertible Notes. The amortization recorded during the three and six months ended June 30, 2018 was $6,503 and $12,935, respectively.

The 2017 Convertible Notes contain a conversion discount in the event of a 2017 Convertible Notes Qualified Financing to equal the outstanding principal and accrued interest on the 2017 Convertible Notes divided by 80% of the price per share of the securities issued by the Company in the 2017 Convertible Notes Qualified Financing. The embedded feature qualified as an embedded derivative and was separated from its debt host. The bifurcation of the embedded derivative from its debt host resulted in a discount to the 2017 Convertible Notes in the amount of $77,085 and $168,383 for the convertible debt issued during the three and six months ended June 30, 2018, respectively. The discount is being amortized to interest expense over the term of the 2017 Convertible Notes using the straight-line method which approximates the effective interest method. The amortization expense was $53,987 and $81,008 for the three and six months ended June 30, 2018, respectively. The embedded derivative is accounted for separately on a fair market value basis. The Company recorded the fair value changes of the premium debt conversion derivative associated with all of the 2017 Convertible Notes in the condensed consolidated statements of operations which amounted to an expense of $4,126 and $5,449 for the three and six months ended June 30, 2018, respectively.

The New Warrants were deemed to be a free-standing instrument and were accounted for as a liability given the variable number of shares issuable in connection with a change of control conversion event. A Monte Carlo simulation model was used to estimate the aggregate fair value of the New Warrants. Input assumptions used were as follows: risk-free interest rate of 2.74 and 2.22 percent as of June 30, 2018 and December 31, 2017, respectively; expected volatility of 50 percent as of June 30, 2018 and December 31, 2017; expected life of 5.21 and 5.38 years as of June 30, 2018 and December 31, 2017, respectively; and expected dividend yield of 0 percent as of June 30, 2018 and December 31, 2017. The underlying stock price used in the analysis was on a non-marketable basis and was according to a separate independent third-party valuation analysis as there has been very limited trading with the Company’s common stock since the Acquisition on July 20, 2017. The 2017 Convertible Note proceeds assigned to the New Warrants were $203,287 and $442,151 during the three and six month period ended June 30, 2018, respectively, which represented their fair value at issuance and were discounted from the 2017 Convertible Notes and reflected as a warrant liability. The discount is being amortized to interest expense over the term of the 2017 Convertible Notes using the straight-line method which approximates the effective interest method. The amortization expense was $141,510 and $212,015 for the three and six month period ended June 30, 2018, respectively. The Company also recorded the fair value changes of the warrant liability associated with  all of the 2017 Convertible Notes in the condensed consolidated statements of operations which amounted to an expense of $11,205 and $20,560 for the three and six months ended June 30, 2018, respectively.

In connection with the 2017 Convertible Notes, the Company incurred issuance costs in the amount of $8,133 which consisted of legal costs and was recorded as an issuance cost discount to the 2017 Convertible Notes, of which $1,138 and $1,513 was amortized to interest expense during the three and six months ended June 30, 2018, respectively.

2016 and 2017 Convertible Note Subscription Agreements

Pursuant to the subscription agreements entered into in connection with the 2016 Private Placement and the Private Placement, the Company is entitled to receive notice in the event a holder elects to sell or receives a bona fide offer for any portion of the Convertible Notes and associated Warrants or any portion of the 2017 Convertible Notes or New Warrants, as applicable, and the right to purchase the Convertible Notes and associated Warrants or the 2017 Convertible Notes and associated New Warrants on the same terms as the proposed sale or bona fide offer, as applicable, as long as the Company exercises that right within 15 days of receiving written notice. The Company has granted the subscribers indemnification rights with respect to its representations, warranties, covenants and agreements under the respective subscription agreements.

NOTE 8 – Convertible Promissory Notes and Warrant Agreements

	2017	2016
2016 convertible promissory notes, net of discounts	$1,543,652	$220,840
2017 convertible promissory notes, net of discounts	504,465	—
Accrued interest	120,223	4,357
	$2,168,340	$225,197

2016 Convertible Promissory Notes

In November 2016 and as amended in June 2017, the Company’s Board of Directors authorized the Company to issue convertible promissory notes (the “Convertible Notes”) and common stock purchase warrants (the “Warrants”) for aggregate gross proceeds of up to $2.5 million. The Company amended the Convertible Notes and Warrants again on November 20, 2017 to extend the maturity date of the Convertible Notes from November 21, 2017 to July 31, 2018 and to change the terms of the underlying Warrants that include the removal of down-round pricing protection provisions as described more fully below.

As of December 31, 2017, the Company has issued $1,625,120 of Convertible Notes and Warrants to investors. The Convertible Notes are unsecured. The Convertible Notes bear interest at a fixed rate of 8 percent per annum and require the Company to repay the principal and accrued and unpaid interest thereon at the earlier of July 31, 2018 or the consummation of the next equity or equity-linked round of financing resulting in more than $3.0 million in gross proceeds (a “Qualified Financing”). If a Qualified Financing occurs before July 31, 2018, the outstanding principal and accrued and unpaid interest on the Convertible Notes automatically converts into the securities issued by the Company in such financing based on the greater number of securities resulting from either the outstanding principal and accrued interest on the Convertible Notes divided by $1.80, or the outstanding principal and accrued interest on the Convertible Notes multiplied by 1.25, divided by the price paid per security in the Qualified Financing. If the Company fails to complete a Qualified Financing by July 31, 2018, the Convertible Notes will be immediately due and payable on such date.

If a change of control transaction or initial public offering occurs prior to a Qualified Financing, the Convertible Notes would, at the election of the holders of a majority of the outstanding principal of the Convertible Notes, either become payable on demand as of the closing date of such transaction, or become convertible into shares of common stock immediately prior to such transaction at a price per share equal to the lesser of the per share value as determined by the Company’s Board of Directors as if in connection with the granting of stock based compensation, or in a private sale to a third party in an arms-length transaction, or at the per share consideration to be paid in such transaction. Change of control means a merger or consolidation with another entity in which the Company’s stockholders do not own more than 50 percent of the outstanding voting power of the surviving entity or the disposition of all or substantially all of the assets of the Company.

Prior to the June 2017 amendment, the Warrants granted holders the option to purchase either (i) if exercised after conversion of the Convertible Notes, the number of shares equal to the number of shares received by the holders upon the conversion of the Convertible Notes, or (ii) if exercised prior to conversion of the Convertible Notes, the number of shares of common stock equal to the outstanding principal and accrued interest on the Convertible Note held by such warrant holder divided by $1.80. The Warrants were immediately exercisable on the date of issuance and expired on November 21, 2021. In June 2017, however, the Company amended the terms of the Warrants under the Convertible Notes to be exercisable only in the event of conversion of the outstanding principal and accrued interest on the related Convertible Notes. The amount of warrant shares to be issued are now contingent and are based on the number of shares of common stock received by the holder of the Convertible Notes upon conversion of such holder’s Convertible Notes, and to an exercise price equal to the same price per share of the securities issued in the Qualified Financing. The Warrants expire on November 21, 2021 in the event of a Qualified Financing or expire unissued if the notes have not been converted.

The Warrants were deemed to be a free-standing instrument and were accounted for as a liability given the variable number of shares issuable in connection with a possible change of control conversion event. A Monte Carlo simulation model was used to estimate the aggregate fair value of the Warrants. Input assumptions used were as follows: risk-free interest rate of 2.08 percent; expected volatility of 50 percent; expected life of 3.89 years; and expected dividend yield of 0 percent. The underlying stock price used in the analysis was on a non-marketable basis and was according to a separate independent third-party valuation analysis since there was no active trading market for the Company’s common stock. The Convertible Note proceeds assigned to the Warrants were $440,919 and $345,640 during the year ended December 31, 2017 and for the period from October 7, 2016 to December 31, 2016, respectively, which represented their fair value at issuance, and were discounted from the Convertible Notes and reflected as a warrant liability. The discount was amortized to interest expense over the original term of the Convertible Notes using the straight-line method which approximates the effective interest method. The amortization expense was $759,004 and $27,555 for the year ended December 31, 2017 and for the period from October 7, 2016 to December 31, 2016, respectively. The Company also recorded the fair value changes of the warrant liability associated with the Convertible Notes in the consolidated statements of operations which amounted to an expense of $259,352 and $320 for the year ended December 31, 2017 and for the period from October 7, 2016 to December 31, 2016, respectively.

The November 2017 amendment resulted in a substantial modification to the original Convertible Notes whereby the maturity date was extended and the terms associated with the Warrants were revised. The Company recorded the Convertible Note amendment under the provisions of extinguishment accounting. The fair value of the underlying Convertible Notes was $97,223 lower than the carrying value of the Convertible Notes on the date of the modification. The $97,223 difference was recorded as a discount to the debt with a gain on convertible notes extinguishment in the accompanying statements of operations for the year ended December 31, 2017. The discount of $97,223 was then amortized from November 21, 2017 to December 31, 2017 totaling $15,756.

At the time of their issuance, the Convertible Notes contained a 125% conversion premium in the event that a Qualified Financing occurs at a price under $2.25 per common share. The Company determined that the redemption feature under the Convertible Notes qualified as an embedded derivative and was separated from its debt host. The bifurcation of the embedded derivative from its debt host resulted in a discount to the Convertible Notes in the amount of $213,961 and $137,564 during the year ended December 31, 2017 and during the period from October 7, 2016 to December 31, 2016, respectively. The discount was being amortized to interest expense over the original term of the Convertible Notes using the straight-line method which approximates the effective interest method. The amortization expense was $340,551 and $10,974 for the year ended December 31, 2017 and for the period from October 7, 2016 to December 31, 2016, respectively. The embedded derivative is accounted for separately on a fair market value basis. The Company recorded the fair value changes of the premium debt conversion derivative associated with the Convertible Notes in the consolidated statements of operations for a benefit of $(18,428) and expense of $86 for the year ended December 31, 2017 and for the period from October 7, 2016 to December 31, 2016, respectively.

In connection with the Convertible Notes, the Company incurred issuance costs in the amount of $151,915, which included (i) a placement agent cash fee, which was $113,610 for the Convertible Notes issued through June 19, 2017 (ii) the obligation to issue a warrant to the placement agent (the “placement agent warrant”) which will have an exercise price of $2.00 per share of common stock and had a total fair value of $4,855 on date of Convertible Note issuance, and (iii) legal expenses of $33,450. The placement agent warrant is issuable at the time the private placement transaction closes which has not occurred as of December 31, 2017. The placement agent warrant will be immediately exercisable on the date of issuance and will expire five years following the date of issuance. The placement agent is to receive a placement agent warrant to purchase shares of common stock in an amount equal to 8 percent of the common stock (or common stock equivalents) purchased by investors in the private placement transaction. As of December 31, 2017 and 2016, the Company has an obligation to issue a placement agent warrant for the purchase of approximately 63,000 and 29,000 shares of common stock, respectively. The Company recorded an issuance cost discount to the Convertible Notes in the amount of $39,781 and $37,469 for the year ended December 31, 2017 and for the period from October 7, 2016 to December 31, 2016, respectively, of which $74,264 and $2,985 was amortized to interest expense during the year ended December 31, 2017 and for the period from October 7, 2016 to December 31, 2016, respectively. The balance of the issuance costs in the amount of $38,119 and $36,546 was attributed to the Warrants and was immediately recorded as interest expense upon issuance during the year ended December 31, 2017 and for the period from October 7, 2016 to December 31, 2016, respectively.

2017 Convertible Notes

On October 4, 2017, the Company entered into a Subscription Agreement (the “Subscription Agreement”) with certain investors (the “Subscribers”), pursuant to which the Company, in a private placement (the “Private Placement”), agreed to issue and sell to the Subscribers 8% convertible promissory notes (each, a “Note” and collectively, the “2017 Convertible Notes”) and warrants (the “New Warrants”) to purchase shares of the Company’s capital stock in the event of a conversion event. The number of shares and pricing per share of the New Warrants is based on the underlying conversion event and are exercisable for five years commencing on the triggering conversion event. The Subscription Agreement and the 2017 Convertible Notes were amended on December 14, 2017 to increase the authorized subscription from $1,000,000 to $1,500,000, move up the maturity date from October 4, 2022 to December 31, 2018, to remove subordination provisions and to simplify the conversion provision in the event of a qualified financing as described more fully below.

The initial closing of the Private Placement was consummated on October 4, 2017, and the Company issued 2017 Convertible Notes in an aggregate principal amount of $665,000 to the Subscribers through December 31, 2017. The Company may conduct any number of additional closings so long as the final closing occurs on or before the five-month anniversary of the initial closing date and the amount does not exceed $1,500,000 or a higher amount determined by the Board of Directors.

The 2017 Convertible Notes bear interest at a fixed rate of 8% per annum and require the Company to repay the principal and accrued and unpaid interest thereon on December 31, 2018 (the “Maturity Date”). If the Company consummates an equity round of financing resulting in more than $3 million in gross proceeds before December 31, 2018 (the “2017 Convertible Notes Qualified Financing”), the outstanding principal and accrued and unpaid interest on the 2017 Convertible Notes shall automatically convert into the securities issued by the Company in the 2017 Convertible Notes Qualified Financing equal to the outstanding principal and accrued interest on the 2017 Convertible Notes divided by 80% of the price per share of the securities issued by the Company in a future 2017 Convertible Notes Qualified Financing. The New Warrants also become exercisable upon a future 2017 Convertible Notes Qualified Financing for an amount of shares equal to the number of shares received by the holder in the 2017 Convertible Notes Qualified Financing at the same price per share of the securities issued in the 2017 Convertible Note Qualified Financing.

Prior to the December amendment, if the Company had raised more than $3,000,000 in an equity financing before the Maturity Date, the outstanding principal and accrued and unpaid interest on the 2017 Convertible Notes would have automatically converted into the securities issued by the Company in such financing based originally on the greater number of such securities resulting from either (i) the outstanding principal and accrued interest on the 2017 Convertible Notes divided by $2.25 or (ii) the outstanding principal and accrued interest on the 2017 Convertible Notes multiplied by 1.25, divided by the price paid per security in such financing. The New Warrants would have also become exercisable in conjunction with the 2017 Convertible Note Qualified Financing.

Lastly, if a change of control transaction occurs prior to the earlier of a Qualified Financing or the Maturity Date, the 2017 Convertible Notes would, at the election of the holders of a majority of the outstanding principal of the 2017 Convertible Notes, either become payable on demand as of the closing date of such transaction, or become convertible into shares of common stock immediately prior to such transaction at a price per share equal to the lesser of (i) the per share value of the common stock as determined by our Board of Directors as if in connection with the granting of stock based compensation or in a private sale to a third party in an arms-length transaction or (ii) at the per share consideration to be paid in such transaction (the date of any such conversion of the 2017 Convertible Notes pursuant to this paragraph, is referred to herein as the “Conversion Date”). Change of control means a merger or consolidation with another entity in which our stockholders do not own more than 50% of the outstanding voting power of the surviving entity or the disposition of all or substantially all of the Company’s assets. The New Warrants also become exercisable upon a change of control transaction for an amount of shares equal to the number of shares received by the holder upon conversion in connection with such transaction at the same price per share that the 2017 Convertible Notes converted in the change of control transaction.

The December 2017 amendment resulted in a substantial modification to the original 2017 Convertible Notes whereby the maturity date was moved up to December 2018 from October 2022 and the terms associated with the embedded features were revised as described previously. The Company recorded the 2017 Convertible Note amendment under the provisions of extinguishment accounting. The fair value of the underlying Convertible Notes was $294,615 higher than the carrying value of the Convertible Notes net of unamortized debt discount on the date of the modification. The $294,615 difference as well as legal costs associated with the amendment in the amount of $8,945 were recorded as a loss on convertible notes extinguishment totaling $303,560 in the accompanying statements of operations for the year ended December 31, 2017. After the modification, there remained a debt discount of $27,371 of which $1,286 was amortized during the remainder of December 2017.

The 2017 Convertible Notes contain a conversion discount in the event of a 2017 Convertible Notes Financing to equal the outstanding principal and accrued interest on the 2017 Convertible Notes divided by 80% of the price per share of the securities issued by the Company in the 2017 Convertible Notes Qualified Financing. The embedded feature qualified as an embedded derivative and was separated from its debt host. The bifurcation of the embedded derivative from its debt host resulted in a discount to the 2017 Convertible Notes in the amount of $128,525 during the year ended December 31, 2017. The discount is being amortized to interest expense over the term of the 2017 Convertible Notes using the straight-line method which approximates the effective interest method. The amortization expense was $3,815 for the year ended December 31, 2017. The unamortized discount in the amount of $87,769 outstanding at the time of the December 2017 amendment was expensed and included as part of the loss on convertible notes extinguishment. The embedded derivative is accounted for separately on a fair market value basis. The Company recorded the fair value changes of the premium debt conversion derivative associated with the 2017 Convertible Notes in the consolidated statements of operations which amounted to an expense of $466 for the year ended December 31, 2017.

The New Warrants were deemed to be a free-standing instrument and were accounted for as a liability given the variable number of shares issuable in connection with a change of control conversion event. A Monte Carlo simulation model was used to estimate the aggregate fair value of the New Warrants. Input assumptions used were as follows: risk-free interest rate of 2.22 percent; expected volatility of 50 percent; expected life of 5.38 years; and expected dividend yield of 0 percent. The underlying stock price used in the analysis was on a non-marketable basis and was according to a separate independent third-party valuation analysis as there has been very limited trading with the Company’s common stock since the Acquisition on July 20, 2017.  The 2017 Convertible Note proceeds assigned to the New Warrants were $336,571 during the year ended December 31, 2017 which represented their fair value at issuance and were discounted from the 2017 Convertible Notes and reflected as a warrant liability. The discount is being amortized to interest expense over the term of the 2017 Convertible Notes using the straight-line method which approximates the effective interest method. The amortization expense was $9,971 for the year ended December 31, 2017. The unamortized discount in the amount of $230,615 outstanding at the time of the December 2017 amendment was expensed and included as part of the loss on convertible notes extinguishment. The Company also recorded the fair value changes of the warrant liability associated with the 2017 Convertible Notes in the consolidated statements of operations which amounted to a benefit of $(1,337) for the year ended December 31, 2017.

In connection with the 2017 Convertible Notes, the Company incurred original cost of issuance in the amount of $5,283 which consisted of legal costs and was recorded as an issuance cost discount to the 2017 Convertible Notes, of which $157 was amortized to interest expense during the year ended December 31, 2017.

2016 and 2017 Convertible Note Subscription Agreements

Pursuant to the Subscription Agreements, the Company is entitled to receive notice in the event a holder elects to sell or receives a bona fide offer for any portion of the Convertible Notes and associated Warrants or any portion of the 2017 Convertible Notes or New Warrants, and the right to purchase the Convertible Notes and associated Warrants or the 2017 Convertible Notes and associated New Warrants on the same terms as the proposed sale or bona fide offer, as applicable, as long as the Company exercises that right within 15 days of receiving written notice. The Company has granted the subscribers indemnification rights with respect to its representations, warranties, covenants and agreements under the respective Subscription Agreements.